FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of financial assets [Table Text Block]

US$ MILLIONS	2018	2017
Current:
Marketable securities	$173	$85
Foreign currency forward contracts	123	10
Loans and receivables	61	43
Other	67	54
Total current	$424	$192

Non-current:
Foreign currency forward contracts	$118	$226
Cross currency interest rate swaps	594	243
Loans and receivables	145	210
Other	64	51
Total non-current	$921	$730